Document and Entity Information	0 Months Ended
Jan. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jan. 31, 2014
Registrant Name	EUROPACIFIC GROWTH FUND
Central Index Key	0000719603
Amendment Flag	false
Document Creation Date	May 30, 2014
Document Effective Date	Jun. 01, 2014
Prospectus Date	Jun. 01, 2014
EUROPACIFIC GROWTH FUND® | Class A
Risk/Return:
Trading Symbol	AEPGX
EUROPACIFIC GROWTH FUND® | Class R-1
Risk/Return:
Trading Symbol	RERAX
EUROPACIFIC GROWTH FUND® | Class R-2
Risk/Return:
Trading Symbol	RERBX
EUROPACIFIC GROWTH FUND® | Class R-3
Risk/Return:
Trading Symbol	RERCX
EUROPACIFIC GROWTH FUND® | Class R-4
Risk/Return:
Trading Symbol	REREX
EUROPACIFIC GROWTH FUND® | Class R-5
Risk/Return:
Trading Symbol	RERFX
EUROPACIFIC GROWTH FUND® | Class B
Risk/Return:
Trading Symbol	AEGBX
EUROPACIFIC GROWTH FUND® | Class C
Risk/Return:
Trading Symbol	AEPCX
EUROPACIFIC GROWTH FUND® | Class F-1
Risk/Return:
Trading Symbol	AEGFX
EUROPACIFIC GROWTH FUND® | Class 529-A
Risk/Return:
Trading Symbol	CEUAX
EUROPACIFIC GROWTH FUND® | Class 529-B
Risk/Return:
Trading Symbol	CEUBX
EUROPACIFIC GROWTH FUND® | Class 529-C
Risk/Return:
Trading Symbol	CEUCX
EUROPACIFIC GROWTH FUND® | Class 529-E
Risk/Return:
Trading Symbol	CEUEX
EUROPACIFIC GROWTH FUND® | Class 529-F-1
Risk/Return:
Trading Symbol	CEUFX
EUROPACIFIC GROWTH FUND® | Class F-2
Risk/Return:
Trading Symbol	AEPFX
EUROPACIFIC GROWTH FUND® | Class R-6
Risk/Return:
Trading Symbol	RERGX